Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 22, 2012
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001364089
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 22, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 22, 2012
Guggenheim BulletShares 2018 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2018 Corporate Bond ETF | Guggenheim BulletShares 2018 Corporate Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCI
Guggenheim BulletShares 2019 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2019 Corporate Bond ETF | Guggenheim BulletShares 2019 Corporate Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCJ
Guggenheim BulletShares 2020 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2020 Corporate Bond ETF | Guggenheim BulletShares 2020 Corporate Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCK